Shareholder Report, Line Graph (Details) 190978_WPG Partners Select Small Cap Value Fund_Institutional_TSR Annual {Institutional} - USD ($)						12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 29, 2021	Aug. 31, 2026
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional
Accumulated Value	$ 134,429	$ 139,825	$ 118,379	$ 94,000	$ 100,000	$ 182,709
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Accumulated Value	138,664	119,704	94,894	82,691	100,000	$ 166,541
Russell 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Total Return Index
Accumulated Value	$ 113,109	$ 106,881	$ 89,631	$ 87,723	$ 100,000	$ 146,988